Revenue (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Revenue [Abstract]
Initial license fees, July 2019	$ 99
Licensing revenues	$ 124	$ 0